Derivative Instruments, Open Positions (Details) gal in Thousands, bu in Thousands, bbl in Thousands, T in Thousands, CAD in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015 T bbl bu	Dec. 31, 2014 CAD T bbl gal bu
Derivative
Derivative, Notional Amount | CAD		CAD 32
Maturity date of foreign currency derivatives		Jan. 26, 2015
2015 | Short | Crude Oil Refined Products And Blending Products (in barrels) | Futures
Derivative
Contract volumes	(13,710)
2015 | Short | Corn (in bushels) | Futures
Derivative
Contract volumes | bu	(3,515)
2015 | Long | Crude Oil Refined Products And Blending Products (in barrels) | Futures
Derivative
Contract volumes	0
2015 | Long | Crude Oil Refined Products And Blending Products (in barrels) | OTC Swaps
Derivative
Contract volumes	2,000
2015 | Long | Crude Oil Refined Products And Blending Products (in barrels) | Forwards
Derivative
Contract volumes	131
2015 | Long | Carbon Credits (in tons) | Futures
Derivative
Contract mass | T	3,675
2015 | Short | Crude Oil Refined Products And Blending Products (in barrels) | Futures
Derivative
Contract volumes	0	(8,207)
2015 | Short | Crude Oil Refined Products And Blending Products (in barrels) | Forwards
Derivative
Contract volumes		(186)
2015 | Short | Renewable Identification Numbers (in gallons) | Futures
Derivative
Contract volumes | gal		(3,900)
2015 | Short | Corn (in bushels) | Futures
Derivative
Contract volumes | bu	0	(3,325)
2015 | Long | Crude Oil Refined Products And Blending Products (in barrels) | Futures
Derivative
Contract volumes	485
2015 | Long | Crude Oil Refined Products And Blending Products (in barrels) | OTC Swaps
Derivative
Contract volumes	0	2,750
2015 | Long | Crude Oil Refined Products And Blending Products (in barrels) | Forwards
Derivative
Contract volumes	0
2015 | Long | Carbon Credits (in tons) | Futures
Derivative
Contract mass | T	1,000	11,775
2016 | Short | Crude Oil Refined Products And Blending Products (in barrels) | Futures
Derivative
Contract volumes	0	0
2016 | Short | Crude Oil Refined Products And Blending Products (in barrels) | Forwards
Derivative
Contract volumes		0
2016 | Short | Renewable Identification Numbers (in gallons) | Futures
Derivative
Contract volumes | gal		0
2016 | Short | Corn (in bushels) | Futures
Derivative
Contract volumes | bu	0	0
2016 | Long | Crude Oil Refined Products And Blending Products (in barrels) | Futures
Derivative
Contract volumes	0
2016 | Long | Crude Oil Refined Products And Blending Products (in barrels) | OTC Swaps
Derivative
Contract volumes	0	0
2016 | Long | Crude Oil Refined Products And Blending Products (in barrels) | Forwards
Derivative
Contract volumes	0
2016 | Long | Carbon Credits (in tons) | Futures
Derivative
Contract mass | T	1,000	1,000
2017 | Short | Crude Oil Refined Products And Blending Products (in barrels) | Futures
Derivative
Contract volumes		0
2017 | Short | Crude Oil Refined Products And Blending Products (in barrels) | Forwards
Derivative
Contract volumes		0
2017 | Short | Renewable Identification Numbers (in gallons) | Futures
Derivative
Contract volumes | gal		0
2017 | Short | Corn (in bushels) | Futures
Derivative
Contract volumes | bu		0
2017 | Long | Crude Oil Refined Products And Blending Products (in barrels) | OTC Swaps
Derivative
Contract volumes		0
2017 | Long | Carbon Credits (in tons) | Futures
Derivative
Contract mass | T		1,000